CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,557)	$ (21,057)	$ (48,648)	$ (105,968)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	7,736	0	9,392	9,235
Depreciation and amortization	26,982	8,190	60,015	60,498
Non-cash lease expense	740	0	1,986	1,721
Provision for doubtful accounts	0	0	(996)	0
Change in fair value of derivative warrant liabilities	(6,793)	0	(23,627)	10,337
Non-cash loss from change in fair value on interest rate collar	592	0	0	106
Amortization of debt issuance costs	677	767	1,712	1,575
Amortization and release of related party liability	(12,186)	0	(5,856)	(4,058)
Deferred income taxes	(5,823)	90	(1,185)	(7,021)
Loss on impairment of goodwill	68,715	0	5,031	0
Loss on impairment of right of use assets	0	0	0	3,643
Loss (gain) on disposal of equipment	(2)	35	112	62
Changes in operating assets and liabilities, net of impact of business combinations:
Accounts receivable	(204)	3,524	(3,158)	(2,071)
Related party accounts receivable	265	0	309	(816)
Inventories	6,382	(13,008)	2,580	(1,300)
Prepaid expenses	(213)	658	(2,236)	996
Other current assets and other assets	(250)	(352)	(377)	138
Accounts payable	(1,021)	9,635	(2,982)	4,382
Related party accounts payable	43	0	(18)	(354)
Operating lease liabilities	(724)	0	(2,677)	(2,560)
Other current liabilities and other liabilities	(39,336)	1,481	1,803	1,680
Net cash used in operating activities	(74,977)	(10,037)	(8,820)	(29,775)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(247)	(248)	(304)	(455)
Capital expenditure on property and equipment	(1,340)	(661)	(2,708)	(1,591)
Proceeds from trust account	44,883	0	0	0
Cash received for interest rate collar premium	0	0	92	52
Net cash used in investing activities	(544,367)	(909)	(2,920)	(1,994)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from PIPE investments	118,000	0	0	70,000
Payment of PIPE transaction costs	0	0	0	(1,068)
Proceeds from FPA investments	333,000	0	0	0
Proceeds from term loan	175,000	0	0	0
Repayment of term loan	(4,348)	(1,375)	(8,750)	(8,777)
Proceeds from revolving credit facility	14,117	6,000	15,000	35,000
Repayment of revolving credit facility	0	0	0	(49,117)
Proceeds from note payable	0	0	1,632	2,420
Repayment of note payable	0	0	(1,770)	(1,452)
Payment of debt issuance costs	(6,304)	(742)	0	0
RSU taxes paid on behalf of employees	0	0	(530)	(1,473)
Distribution to pay withholding taxes	0	0	0	(1,204)
Net cash provided by financing activities	629,465	3,883	5,582	44,329
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	(6,158)	12,560
Effect of foreign exchange rates on cash and cash equivalents	(36)	96	(116)	(147)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - Beginning of period	78	13,444	22,576	10,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - End of period	10,163	6,477	16,302	22,576
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	152	3	0	0
Interest	5,550	5,053	15,125	17,331
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	406	43	146	318
Obagi China Distribution to shareholder	0	13,113	0	0
Conversion of promissory note to warrants	650	0	0	0
Obagi
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(465,010)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	277,824	0	0	0
Milk
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of Business Combinations, net of cash acquired	(122,653)	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of ordinary shares for Business Combinations	$ 200,087	$ 0	$ 0	$ 0